Fresh Start Accounting - Reorganization Adjustments, Other Current Liabilities (Details) - Reorganization Adjustments $ in Millions	Feb. 22, 2022 USD ($)
Reorganization, Chapter 11 [Line Items]
Accrued liability due to holders of Prepetition Credit agreement claims for sold rig proceeds	$ 27
Recognition of lease liability and other accrued liability associated with the amended West Linus lease	25
Change in other current liabilities	$ 52